MERRILL LYNCH
ASSET INCOME
FUND, INC.




FUND LOGO



Quarterly Report

September 30, 1999



Officers and Directors
Terry K. Glenn, President and Director
Joe Grills, Director
Walter Mintz, Director
Robert S. Salomon Jr., Director
Melvin R. Seiden, Director
Stephen B. Swensrud, Director
Arthur Zeikel, Director
Robert C. Doll, Senior Vice President
Thomas R. Robinson, Senior Vice President and
   Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Barbara G. Fraser, Secretary

Custodian
The Chase Manhattan Bank
4 MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800)637-3863



Investing in emerging market securities involves a number of risk factors and special considerations, including restrictions on foreign investments and on repatriation of capital invested in emerging markets, currency fluctuations, and potential price volatility and less liquidity of securities traded in emerging markets. In addition, there may be less publicly available information about the issuers of securities, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which US companies are subject. Therefore, the Fund is designed as a long-term investment for investors capable of assuming the risks of investing in emerging markets. The Fund should be considered as a vehicle for diversification and not as a complete investment program. Please refer to the prospectus for details.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Asset Income
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH ASSET INCOME FUND, INC.


Worldwide
Investments as of
September 30, 1999

Breakdown of
Stocks & Fixed-Income                   Percent of
Securities by Country                   Net Assets++

United States*                             71.3%
Germany                                    10.4
Japan                                       4.4
United Kingdom                              3.0
France                                      1.7
Netherlands                                 1.3
Switzerland                                 1.0
Spain                                       0.8
Brazil                                      0.6
Canada                                      0.5
Sweden                                      0.4
Finland                                     0.3
Australia                                   0.3
Italy                                       0.3
Ireland                                     0.2
South Korea                                 0.1
Norway                                      0.1
Bermuda                                     0.0+++
Austria                                     0.0+++
Denmark                                     0.0+++
Hong Kong                                   0.0+++

[FN]
  *Includes investments in short-term securities.
 ++Percent of net assets may not equal 100%.
+++Percent of net assets is less than 0.1%.


Ten Largest Industries                  Percent of
(Equity Investments)                    Net Assets

Banking                                     2.8%
Telecommunications                          2.3
Electronics                                 1.7
Pharmaceuticals                             1.0
Chemicals                                   1.0
Diversified                                 0.7
Computer Services & Software                0.7
Insurance                                   0.6
Computers                                   0.6
Retail--Stores                              0.5


Ten Largest Holdings                    Percent of
(Equity Investments)                    Net Assets

Wells Fargo Company                         0.8%
UBS AG (Registered Shares)                  0.4
Softbank Corporation                        0.3
Ito-Yokado Co., Ltd. (ADR)                  0.3
General Electric Company                    0.3
STMicroelectronics NV
 (NY Registered Shares)                     0.3
Colgate-Palmolive Company                   0.3
Microsoft Corporation                       0.3
Mannesmann AG                               0.3
Fujitsu Limited                             0.3




Merrill Lynch Asset Income Fund, Inc., September 30, 1999


DEAR SHAREHOLDER

As of September 30, 1999, the asset allocation for Merrill Lynch
Asset Income Fund, Inc. was: US bonds, 61% of net assets; foreign bonds, 9%; US stocks, 9%; foreign stocks, 16%; and cash reserves, 5%.

A favorable assessment of foreign equity market prospects led us to increase our foreign stock representation from 9% of net assets to 16% during the September quarter. After increasing the Fund's Japanese equity representation in prior months, we maintained an overweight commitment in Japan relative to the benchmark unmanaged Morgan Stanley Capital International Europe Australasia Far East Index. At September 30, 1999, Europe was the largest regional commitment in the Fund. We also maintained positions in Asian markets outside Japan and in Latin America through Brazilian equities. Within our foreign equity holdings, we continued to emphasize sectors where above-average earnings growth is projected over the next several years and valuations appear reasonable. Areas that we believe fulfill these criteria included healthcare, telecommunications service and equipment and financial services.

We reduced the Fund's US common stock commitment from 10% of net assets to 9% during the three months ended September 30, 1999. However, the emphasis among our US equity holdings stayed on the shares of companies that appeared capable of exhibiting above-average earnings growth over a period of years and where valuations appeared reasonable relative to earnings growth potential. The largest single group represented among US equity holdings remained technology. Other areas with significant representation in the portfolio included consumer staples, healthcare and financial services.

During the three months ended September 30, 1999, the US economy continued to demonstrate the strength that has prevailed throughout the year. As a result, the Federal Reserve Board continued its process of gradually tightening monetary policy in order to ensure that economic strength did not lead to an acceleration of inflation. This background led us to pursue an increasingly defensive posture within the US fixed-income sector of the portfolio. During the September quarter, we reduced the Fund's allocation to US bonds from 69% of net assets to 61% and its average duration from 7.1 years to
6.3 years. In addition, we reduced the Fund's foreign bond commitment from 12% of net assets to 9% during the September quarter, although we maintained our positions in German and UK fixed-income securities.


In Conclusion
We thank you for your investment in Merrill Lynch Asset Income Fund, Inc., and we look forward to reviewing our outlook and strategy with you in our next report to shareholders.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Thomas R. Robinson)
Thomas R. Robinson
Senior Vice President and
Portfolio Manager



October 28, 1999



PERFORMANCE DATA


About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



Average Annual
Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 9/30/99                         +2.99%         -1.13%
Five Years Ended 9/30/99                   +8.41          +7.53
Inception (9/02/94)
through 9/30/99                            +8.18          +7.31

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 9/30/99                         +2.12%         -1.65%
Five Years Ended 9/30/99                   +7.58          +7.58
Inception (9/02/94)
through 9/30/99                            +7.36          +7.36

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 9/30/99                         +1.97%         +1.03%
Inception (10/21/94)
through 9/30/99                            +7.64          +7.64

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 9/30/99                         +2.53%         -1.57%
Inception (10/21/94)
through 9/30/99                            +8.21          +7.32

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



Merrill Lynch Asset Income Fund, Inc., September 30, 1999


PERFORMANCE DATA (concluded)

Recent
Performance
Results*
                                                            3 Month         12 Month    Since Inception   Standardized
As of September 30, 1999                                  Total Return    Total Return    Total Return    30-Day Yield
ML Asset Income Fund, Inc. Class A Shares                    -0.03%          +2.99%          +49.07%          4.01%
ML Asset Income Fund, Inc. Class B Shares                    -0.12           +2.12           +43.38           3.42
ML Asset Income Fund, Inc. Class C Shares                    -0.13           +1.97           +43.87           3.38
ML Asset Income Fund, Inc. Class D Shares                     0.00           +2.53           +47.69           3.77

*Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's since inception periods are from 9/02/94 for Class A & Class B Shares and from 10/21/94 for Class C & Class D Shares.


SCHEDULE OF INVESTMENTS                                                                                   (in US dollars)
                                      Shares                                                                       Percent of
COUNTRY      Industries                Held                Common Stocks                                 Value     Net Assets
Australia    Broadcasting & Publishing   200  The News Corporation Limited (Preferred) (ADR)*            $     5,337    0.1%

             Diversified               2,200  Broken Hill Proprietary Company Limited                         25,337    0.2

                                              Total Common Stocks in Australia                                30,674    0.3

Austria      Paper Products               87  Mayr-Melnhof Karton AG                                           3,853    0.0

                                              Total Common Stocks in Austria                                   3,853    0.0

Bermuda      Insurance                   100  Ace Limited                                                      1,694    0.0

             Telecommunications &        100  Global Crossing Ltd.                                             2,644    0.0
             Equipment

                                              Total Common Stocks in Bermuda                                   4,338    0.0

Brazil       Forest Products             890  Aracruz Celulose SA (ADR)*                                      18,579    0.2

             Mining                    1,150  Companhia Vale do Rio Doce 'A' (Preferred)                      24,497    0.2

             Telecommunications        1,000  Embratel Participacoes SA (ADR)*                                11,437    0.1
                                         207  Telecomunicacoes Brasileiras SA-Telebras
                                              (Preferred Block) (ADR)*                                        15,512    0.1
                                                                                                         -----------  ------
                                                                                                              26,949    0.2

                                              Total Common Stocks in Brazil                                   70,025    0.6

Canada       Communications Equipment    600  Nortel Networks Corporation                                     30,600    0.3

             Oil                         300  Alberta Energy Company Ltd.                                      8,659    0.1

             Paper & Forest Products     700  Domtar, Inc.                                                     7,219    0.0

             Telecommunications          809  Teleglobe Inc.                                                  12,489    0.1

                                              Total Common Stocks in Canada                                   58,967    0.5

Denmark      Commercial Services          50  ISS International Service System A/S 'B'                         2,799    0.0

                                              Total Common Stocks in Denmark                                   2,799    0.0

Finland      Communications              316  Nokia Oyj                                                       28,282    0.2
             Equipment

             Paper & Forest Products     200  UPM-Kymmene Oyj                                                  6,811    0.1

                                              Total Common Stocks in Finland                                  35,093    0.3

France       Chemicals                   431  Rhone-Poulenc SA                                                22,246    0.2

             Electronics                 215  Thomson CSF                                                      7,299    0.1

             Foods                        24  Groupe Danone                                                    5,836    0.0

             Information Processing       15  Cap Gemini SA                                                    2,363    0.0

             Insurance                   174  Axa                                                             21,998    0.2

             Metals                      265  Pechiney SA 'A'                                                 14,665    0.1

             Oil--Related                 43  Elf Aquitaine SA                                                 7,505    0.1

             Reinsurance                 170  Scor                                                             8,232    0.1

             Semiconductor Capital       453  STMicroelectronics NV (NY Registered Shares)                    33,522    0.3
             Equipment

             Supermarkets                109  Carrefour SA                                                    17,434    0.2

             Telecommunications          293  France Telecom SA                                               25,693    0.2

             Utilities--Water            295  Vivendi                                                         20,704    0.2

                                              Total Common Stocks in France                                  187,497    1.7


Germany      Chemicals                   441  BASF AG                                                         18,772    0.2
                                         395  Henkel KGaA (Preferred)                                         24,843    0.2
                                                                                                         -----------  ------
                                                                                                              43,615    0.4

             Diversified                 742  RWE AG                                                          30,756    0.3

             Electronics                 356  Siemens AG                                                      29,380    0.3

             Machinery & Equipment       200  Mannesmann AG                                                   31,926    0.3

             Multi-Industry              483  Veba AG                                                         26,446    0.2

                                              Total Common Stocks in Germany                                 162,123    1.5


Hong Kong    Multi-Industry              300  Hutchison Whampoa Limited                                        2,790    0.0

                                              Total Common Stocks in Hong Kong                                 2,790    0.0


Ireland      Banking                   2,176  Bank of Ireland                                                 17,761    0.2

                                              Total Common Stocks in Ireland                                  17,761    0.2


Italy        Oil & Gas Producers       3,000  ENI SpA                                                         18,804    0.2

             Publishing                  388  Mondadori (Arnoldo) Editore SpA                                  6,772    0.1

                                              Total Common Stocks in Italy                                    25,576    0.3


SCHEDULE OF INVESTMENTS (continued)	                                                                     (in US dollars)
                                      Shares                                                                       Percent of
COUNTRY      Industries                Held                Common Stocks                                 Value     Net Assets
Japan        Automobiles                 305  Honda Motor Co., Ltd. (ADR)*                               $    24,953    0.2%
                                          42  Toyota Motor Corporation (ADR)*                                  2,620    0.0
                                                                                                         -----------  ------
                                                                                                              27,573    0.2

             Banking                   1,000  The Bank of Tokyo-Mitsubishi, Ltd.                              15,365    0.1
                                       1,000  The Sanwa Bank, Ltd.                                            13,392    0.1
                                       1,000  The Sumitomo Bank, Ltd.                                         15,036    0.1
                                                                                                         -----------  ------
                                                                                                              43,793    0.3

             Computers                 1,000  NEC Corporation                                                 20,158    0.2

             Cosmetics &               1,000  Kao Corporation                                                 28,287    0.3
             Toiletries

             Distribution                100  Softbank Corporation                                            38,060    0.3

             Electronics               1,000  Fujitsu Limited                                                 31,200    0.3
                                       1,000  Matsushita Electric Industrial Company, Ltd.                    21,286    0.2
                                         132  Sony Corporation (ADR)*                                         19,808    0.2
                                       1,000  Toshiba Corporation                                              7,452    0.1
                                                                                                         -----------  ------
                                                                                                              79,746    0.8

             Glass                     3,000  Nippon Sheet Glass Company, Ltd.                                16,916    0.2

             Insurance                 2,000  The Tokio Marine & Fire Insurance Co. Ltd.                      23,682    0.2

             Internet                    100  Internet Initiative Japan Inc. (ADR)*                            6,350    0.1

             Machine Tools             1,000  Minebea Company Ltd.                                            12,734    0.1
             & Machinery

             Merchandising             1,000  Marui Co., Ltd.                                                 18,682    0.2

             Retail                      430  Ito-Yokado Co., Ltd. (ADR)*                                     34,615    0.3

             Retail--Stores            3,000  The Daimaru, Inc.                                               15,196    0.1
                                       2,000  Mitsukoshi, Ltd.                                                12,010    0.1
                                                                                                         -----------  ------
                                                                                                              27,206    0.2

             Steel                     5,000  Nippon Steel Corporation                                        13,580    0.1

             Telecommunications            1  NTT Mobile Communications Network, Inc.                         19,735    0.2
                                           2  Nippon Telegraph & Telephone Corporation (NTT)                  24,622    0.2
                                                                                                         -----------  ------
                                                                                                              44,357    0.4

             Tires & Rubber            1,000  Bridgestone Corp.                                               28,005    0.3

             Transport Services            3  East Japan Railway Company                                      19,115    0.2

                                              Total Common Stocks in Japan                                   482,859    4.4


Netherlands  Banking                   1,316  ABN AMRO Holding NV                                             29,410    0.3

             Broadcasting                256  Wolters Kluwer NV 'A'                                            8,772    0.1
             & Publishing

             Chemicals                   458  Akzo Nobel NV                                                   19,496    0.2

             Computer Software           200  Baan Company, NV                                                 2,841    0.0
                                          85  Getronics NV                                                     4,573    0.0
                                                                                                         -----------  ------
                                                                                                               7,414    0.0

             Electronic Components        65  ASM Lithography Holding NV                                       4,396    0.0

             Foods                       100  CSM NV                                                           4,805    0.0
                                         884  Koninklijke Ahold NV                                            29,022    0.3
                                                                                                         -----------  ------
                                                                                                              33,827    0.3

             Human Resources             250  Vedior NV 'A'                                                    4,377    0.0

             Multi-Industry              147  Unilever NV 'A'                                                  9,971    0.1
                                         287  Unilever NV (NY Registered Shares)                              19,552    0.2
                                                                                                         -----------  ------
                                                                                                              29,523    0.3

             Retail                      300  Vendex KBB NV                                                    8,620    0.1

                                              Total Common Stocks in the Netherlands                         145,835    1.3


Norway       Computer Software           356  Merkantildata ASA                                                3,653    0.1
                                         262  Merkantildata ASA (Rights) (a)                                       4    0.0
                                                                                                         -----------  ------
                                                                                                               3,657    0.1

             Transport Services          200  Bergesen d.y. ASA 'B'                                            3,097    0.0

                                              Total Common Stocks in Norway                                    6,754    0.1


South Korea  Electronics                  30  Samsung Electronics                                              4,860    0.0

             Steel                       300  Pohang Iron & Steel Company, Ltd. (ADR)*                         9,394    0.1

                                              Total Common Stocks in South Korea                              14,254    0.1


Spain        Building Materials          710  Uralita, SA                                                      5,863    0.1

             Petroleum--Domestic       1,403  Repsol-YPF, SA                                                  27,458    0.3

             Telecommunications        1,602  Telefonica SA                                                   25,624    0.2

             Utilities--Electric       1,363  Endesa SA                                                       25,877    0.2

                                              Total Common Stocks in Spain                                    84,822    0.8


Sweden       Auto & Truck                221  Autoliv, Inc.                                                    8,335    0.1

             Automobile Parts            424  Haldex AB                                                        5,330    0.0

             Automobiles                 200  Volvo AB 'B'                                                     5,651    0.1

             Banking                     750  ForeningsSparbanken AB                                          12,175    0.1

             Investment Management     1,070  Investment AB Bure                                               6,138    0.1

             Real Estate                 354  Fastighets AB Tornet                                             4,450    0.0
             Investment Trusts

                                              Total Common Stocks in Sweden                                   42,079    0.4


Switzerland  Banking                     162  Credit Suisse Group (Registered Shares)                         29,664    0.3

             Banking & Financial         165  UBS AG (Registered Shares)                                      46,474    0.4

             Human Resources               8  Adecco SA (Registered Shares)                                    4,469    0.1

             Pharmaceuticals               2  Roche Holding AG                                                23,126    0.2

                                              Total Common Stocks in Switzerland                             103,733    1.0



SCHEDULE OF INVESTMENTS (continued)	                                                                     (in US dollars)
                                      Shares                                                                       Percent of
COUNTRY      Industries                Held                Common Stocks                                 Value     Net Assets
United       Banking                   2,246  HSBC Holdings PLC                                          $    25,734    0.2%
Kingdom                                1,793  Lloyds TSB Group PLC                                            22,285    0.2
                                                                                                         -----------  ------
                                                                                                              48,019    0.4

             Beverages                 2,525  Diageo PLC                                                      25,792    0.2

             Diversified               5,700  Billiton PLC                                                    23,881    0.2

             Drugs                       552  AstraZeneca Group PLC                                           23,145    0.2

             Household Products          535  Reckitt & Colman PLC                                             6,641    0.1

             Leisure                   2,000  Hilton Group PLC                                                 6,947    0.1

             Oil--Integrated             462  Shell Transport & Trading Company (ADR)*                        21,021    0.2

             Oil--Related              1,111  BP Amoco PLC                                                    20,283    0.2

             Pharmaceuticals             918  Glaxo Wellcome PLC                                              23,938    0.2

             Publishing                3,300  Reed International PLC                                          19,856    0.2

             Railroads                   500  Railtrack Group PLC                                             10,519    0.1

             Real Estate               1,800  The British Land Company PLC                                    14,045    0.1

             Retail--Stores              200  Dixons Group PLC                                                 3,562    0.0

             Telecommunications        1,620  British Telecommunications PLC                                  24,522    0.2
                                         300  Cable & Wireless PLC                                             3,264    0.0
                                         200  Energis PLC                                                      4,718    0.1
                                       1,288  Vodafone AirTouch PLC                                           30,490    0.3
                                                                                                         -----------  ------
                                                                                                              62,994    0.6

             Transport Services        1,300  The Peninsular and Oriental Steam Navigation
                                              Company                                                         19,603    0.2

                                              Total Common Stocks in the United Kingdom                      330,246    3.0


United       Aerospace & Defense         261  United Technologies Corporation                                 15,481    0.1
States
             Application                  75  Siebel Systems, Inc.                                             4,997    0.0
             Development
             Software

             Automobiles                 330  Delphi Automotive Systems Corporation                            5,301    0.1

             Banking                     199  Bank of America Corporation                                     11,082    0.1
                                         262  The Bank of New York Company, Inc.                               8,761    0.1
                                         100  The Chase Manhattan Corporation                                  7,537    0.1
                                         300  Mellon Bank Corporation                                         10,125    0.1
                                       2,350  Wells Fargo Company                                             93,119    0.8
                                                                                                         -----------  ------
                                                                                                             130,624    1.2

             Beverages                   375  PepsiCo, Inc.                                                   11,344    0.1

             Broadcasting/Cable          700  AT&T Corp.-Liberty Media Group (Class A)                        25,987    0.2

             Capital Equipment           100  Eaton Corporation                                                8,631    0.1

             Chemicals                   200  E.I. du Pont de Nemours and Company                             12,175    0.1
                                         400  Rohm and Haas Company                                           14,450    0.1
                                                                                                         -----------  ------
                                                                                                              26,625    0.2

             Computer Services           360  Cisco Systems, Inc.                                             24,660    0.2
             /Software                   150  International Business Machines Corporation                     18,206    0.2
                                         360  Microsoft Corporation                                           32,603    0.3
                                                                                                         -----------  ------
                                                                                                              75,469    0.7

             Computers                   100  Compaq Computer Corporation                                      2,294    0.0
                                         150  EMC Corporation                                                 10,716    0.1
                                         180  Sun Microsystems, Inc.                                          16,740    0.2
                                         300  Tandy Corporation                                               15,506    0.1
                                                                                                         -----------  ------
                                                                                                              45,256    0.4

             Conglomerates               200  AlliedSignal Inc.                                               11,987    0.1

             Consumer--Electronics        50  Dell Computer Corporation                                        2,091    0.0

             Consumer Products           400  The Dial Corporation                                            10,200    0.1

             Electronics                 285  General Electric Company                                        33,790    0.3
                                         366  Intel Corporation                                               27,198    0.3
                                                                                                         -----------  ------
                                                                                                              60,988    0.6

             Financial Services          150  Associates First Capital Corporation (Class A)                   5,400    0.1
                                         315  Citigroup Inc.                                                  13,860    0.1
                                                                                                         -----------  ------
                                                                                                              19,260    0.2

             Financial Services          150  Household International, Inc.                                    6,019    0.1
             --Consumer

             Foods                       450  Keebler Foods Company                                           13,444    0.1

             Healthcare                  200  Columbia/HCA Healthcare Corporation                              4,237    0.0

             Household Products          724  Colgate-Palmolive Company                                       33,123    0.3
                                         150  The Procter & Gamble Company                                    14,063    0.1
                                                                                                         -----------  ------
                                                                                                              47,186    0.4

             Information                 300  Unisys Corporation                                              13,538    0.1
             Processing

             Insurance                   206  American International Group, Inc.                              17,909    0.1
                                         150  The Chubb Corporation                                            7,472    0.1
                                                                                                         -----------  ------
                                                                                                              25,381    0.2

             Laser Systems               190  JDS Uniphase Corporation                                        21,612    0.2
             & Components

             Machinery & Equipment       100  Caterpillar Inc.                                                 5,481    0.1

             Manufacturing               235  Tyco International Ltd.                                         24,264    0.2

             Medical Technology          225  Johnson & Johnson                                               20,672    0.2

             Metals                      300  Alcoa Inc.                                                      18,619    0.2

             Miscellaneous               100  Union Pacific Resources Group Inc.                               1,606    0.0
             Materials &
             Commodities

             Natural Gas                 524  Enron Corp.                                                     21,615    0.2

             Natural Resources           250  Burlington Resources Inc.                                        9,187    0.1

             Oil--Integrated             150  Mobil Corporation                                               15,113    0.1



SCHEDULE OF INVESTMENTS (concluded)	                                                                     (in US dollars)
<CAPTI0N>
                                      Shares                                                                       Percent of
COUNTRY      Industries                Held                Common Stocks                                 Value     Net Assets
United       Oil Services                150  Schlumberger Limited                                       $     9,347    0.1%
States
(concluded)  Paper & Forest              200  International Paper Company                                      9,612    0.1
             Products

             Petroleum                   360  Unocal Corporation                                              13,343    0.1

             Pharmaceutical--            130  American Home Products Corporation                               5,395    0.1
             Diversified

             Pharmaceuticals             400  Bristol-Myers Squibb Company                                    27,000    0.3
                                         200  Cardinal Health, Inc.                                           10,900    0.1
                                         150  Merck & Co., Inc.                                                9,722    0.1
                                         450  Pfizer Inc.                                                     16,172    0.1
                                         100  Pharmacia & Upjohn, Inc.                                         4,963    0.0
                                                                                                         -----------  ------
                                                                                                              68,757    0.6

             Radio & Television          250  AMFM Inc.                                                       15,219    0.1

             Restaurants                 300  McDonald's Corporation                                          12,900    0.1

             Retail--Specialty           150  Lowe's Companies, Inc.                                           7,312    0.1

             Retail--Stores               74  Best Buy Co., Inc.                                               4,593    0.0
                                         150  Dayton Hudson Corporation                                        9,009    0.1
                                         200  Federated Department Stores, Inc.                                8,737    0.1
                                         262  Safeway Inc.                                                     9,972    0.1
                                                                                                         -----------  ------
                                                                                                              32,311    0.3

             Scientific Equipment        110  Millipore Corporation                                            4,132    0.0

             Semiconductors              184  Motorola, Inc.                                                  16,192    0.1

             Telecommunications          423  AT&T Corp.                                                      18,400    0.2
                                         100  Clear Channel Communications, Inc.                               7,987    0.1
                                         200  GTE Corporation                                                 15,375    0.1
                                         125  Lucent Technologies Inc.                                         8,109    0.1
                                         245  MCI WorldCom Inc.                                               17,594    0.1
                                                                                                         -----------  ------
                                                                                                              67,465    0.6

             Tobacco                     200  Philip Morris Companies Inc.                                     6,838    0.1

             Utilities--Communication    275  Ameritech Corporation                                           18,477    0.2

             Utilities--Electric         225  Public Service Enterprise Group Incorporated                     8,691    0.1

             Wireless Communication      300  American Tower Corporation (Class A)                             5,869    0.1
             Equipment

                                              Total Common Stocks in the United States                     1,004,075    9.1

                                              Total Investments in Common Stocks
                                              (Cost--$2,595,596)                                           2,816,153   25.6


                                   Face
                                  Amount              Fixed-Income Securities

Germany      Foreign           E     698,000  BundesObligation, 4.75% due 11/20/2001                         757,891    6.8
             Government              250,000  Deutschland Republic, 4.75% due 7/04/2028                      229,308    2.1
             Obligations

                                              Total Fixed-Income Securities in Germany                       987,199    8.9


United       US Government                    Federal National Mortgage Association:
States       Agency            US$   915,000    5.625% due 3/15/2001                                         910,992    8.3
             Obligations             930,000    5.125% due 2/13/2004                                         886,113    8.0
                                   1,020,000    5.25% due 1/15/2009                                          921,182    8.3
                                   2,100,000    6.375% due 6/15/2009                                       2,057,349   18.7
                                                                                                         -----------  ------
                                                                                                           4,775,636   43.3

             US Government         1,180,000  US Treasury Bonds, 5.25% due 11/15/2028                      1,022,730    9.3
             Obligations             900,000  US Treasury Notes, 5.75% due 6/30/2001                         900,844    8.2
                                                                                                         -----------  ------
                                                                                                           1,923,574   17.5

                                              Total Fixed-Income Securities in the
                                              United States                                                6,699,210   60.8

                                              Total Investments in Fixed-Income Securities
                                              (Cost--$7,917,590)                                           7,686,409   69.7


                                                          Short-Term Securities

United       Commercial Paper**      151,000  General Electric Capital Corp., 5.60% due
States                                        10/01/1999                                                     151,000    1.4

                                              Total Investments in Short-Term Securities
                                              (Cost--$151,000)                                               151,000    1.4

             Total Investments (Cost--$10,664,186)                                                        10,653,562   96.7

             Other Assets Less Liabilities                                                                   366,924    3.3
                                                                                                         -----------  ------
             Net Assets                                                                                  $11,020,486  100.0%
                                                                                                         ===========  ======


             Net Asset Value:  Class A--Based on net assets of $357,864 and 36,133 shares
                                        outstanding                                                      $      9.90
                                                                                                         ===========
                               Class B--Based on net assets of $8,338,921 and 843,194 shares
                                        outstanding                                                      $      9.89
                                                                                                         ===========
                               Class C--Based on net assets of $716,067 and 72,372 shares
                                        outstanding                                                      $      9.89
                                                                                                         ===========
                               Class D--Based on net assets of $1,607,634 and 162,645 shares
                                        outstanding                                                      $      9.88
                                                                                                         ===========

            *American Depositary Receipts (ADR).
           **Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
          (a)The rights may be exercised until 10/19/1999.